UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Savvas Savvinidis
Title:     Chief Operating Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

/s/ Savvas Savvinidis     Stamford, Connecticut     August 16, 2010
----------------------    ---------------------     ----------------
      [Signature]             [City/State]              [Date]


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $189,823 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARRICK GOLD CORP              COM              067901108    17796   391900 SH       SOLE                   391900
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100     7596   202240 SH       SOLE                   202240
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    27991  1802365 SH       SOLE                  1802365
ISHARES INC                    MSCI BRAZIL      464286400     1595     3890 SH  PUT  SOLE                     3890
ISHARES TR INDEX               MSCI EMERG MKT   464287234     1493    40000 SH       SOLE                    40000
ISHARES TR INDEX               MSCI EMERG MKT   464287234     1117     4460 SH  PUT  SOLE                     4460
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    12605   699866 SH       SOLE                   699866
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506     1342     5590 SH  PUT  SOLE                     5590
NEWMONT MINING CORP            COM              651639106    16954   274600 SH       SOLE                   274600
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408        6     3763 SH  CALL SOLE                     3763
SPDR GOLD TRUST                GOLD SHS         78463V107    25689   211121 SH       SOLE                   211121
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     1833     2226 SH  PUT  SOLE                     2226
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106    26342  1760816 SH       SOLE                  1760816
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    17855   343430 SH       SOLE                   343430
VIMPELCOM LTD                  SPONSORED ADR    92719A106     2476   153049 SH       SOLE                   153049
VIVO PARTICIPACOES S A         SPON ADR PFD NEW 92855S200    27133  1046788 SH       SOLE                  1046788